Income Taxes - Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	$ 701	$ (760)
Change In Fair Value Of Convertible Debentures Attributable To Change In Credit Risk
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	(79)	$ (760)
Change in fair value of marketable securities
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	$ 780